Risk Management	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Risk Management

Note 10    Risk Management

The Company’s policies and procedures for managing risk related to financial instruments are presented in the “Risk Management” section of the Company’s MD&A for the year ended December 31, 2017. Specifically, these disclosures are included in “Market Risk” and “Liquidity Risk” in that section. These disclosures are in accordance with IFRS 7 “Financial Instruments: Disclosures” and therefore, only the shaded text and tables in the “Risk Management” section form an integral part of these Consolidated Financial Statements.

(a) Credit risk

Credit risk is the risk of loss due to inability or unwillingness of a borrower, or counterparty, to fulfill its payment obligations. Worsening regional and global economic conditions, segment or industry sector challenges, or company specific factors could result in defaults or downgrades and could lead to increased provisions or impairments related to the Company’s general fund invested assets, derivative financial instruments and reinsurance assets and an increase in provisions for future credit impairments that are included in actuarial liabilities.

The Company’s exposure to credit risk is managed through risk management policies and procedures which include a defined credit evaluation and adjudication process, delegated credit approval authorities and established exposure limits by borrower, corporate connection, credit rating, industry and geographic region. The Company measures derivative counterparty exposure as net potential credit exposure, which takes into consideration mark-to-market values of all transactions with each counterparty, net of any collateral held, and an allowance to reflect future potential exposure. Reinsurance counterparty exposure is measured reflecting the level of ceded liabilities.

The Company also ensures where warranted, that mortgages, private placements and loans to Bank clients are secured by collateral, the nature of which depends on the credit risk of the counterparty.

An allowance for losses on loans is established when a loan becomes impaired. Allowances for loan losses are calculated to reduce the carrying value of the loans to estimated net realizable value. The establishment of such allowances takes into consideration normal historical credit loss levels and future expectations, with an allowance for adverse deviations. In addition, policy liabilities include general provisions for credit losses from future asset impairments. Impairments are identified through regular monitoring of all credit related exposures, considering such information as general market conditions, industry and borrower specific credit events and any other relevant trends or conditions. Allowances for losses on reinsurance contracts are established when a reinsurance counterparty becomes unable or unwilling to fulfill its contractual obligations. The allowance for loss is based on current recoverable amounts and ceded policy liabilities.

Credit risk associated with derivative counterparties is discussed in note 10(d) and credit risk associated with reinsurance counterparties is discussed in note 10(i).

Credit exposure

The following table presents the gross carrying amount of financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements.

As at December 31,	2017	2016
Debt securities
FVTPL	$147,024	$140,890
AFS	26,976	27,732
Mortgages	44,742	44,193
Private placements	32,132	29,729
Policy loans	5,808	6,041
Loans to Bank clients	1,737	1,745
Derivative assets	15,569	23,672
Accrued investment income	2,182	2,260
Reinsurance assets	30,359	34,952
Other financial assets	5,253	4,844
Total	$311,782	$316,058

Credit quality

Credit quality of commercial mortgages and private placements is assessed at least annually by using an internal rating based on regular monitoring of credit-related exposures, considering both qualitative and quantitative factors.

A provision is recorded when the internal risk ratings indicate that a loss represents the most likely outcome. The assets are designated as non-accrual and an allowance is established based on an analysis of the security and repayment sources.

The following table presents the credit quality and carrying value of commercial mortgages and private placements.

As at December 31, 2017	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$110	$1,517	$4,363	$2,050	$44	$57	$8,141
Office	57	1,272	4,635	1,647	70	28	7,709
Multi-family residential	523	1,395	1,805	726	–	–	4,449
Industrial	33	386	1,542	477	145	–	2,583
Other	362	331	1,012	973	14	–	2,692
Total commercial mortgages	1,085	4,901	13,357	5,873	273	85	25,574
Agricultural mortgages	–	159	–	405	25	–	589
Private placements	1,038	4,246	11,978	13,160	717	993	32,132
Total	$2,123	$9,306	$25,335	$19,438	$1,015	$1,078	$58,295

As at December 31, 2016	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$97	$1,620	$4,391	$2,084	$–	$7	$8,199
Office	68	1,255	3,972	1,938	55	36	7,324
Multi-family residential	656	1,362	1,944	844	–	–	4,806
Industrial	22	360	1,452	831	169	–	2,834
Other	428	261	1,323	493	60	–	2,565
Total commercial mortgages	1,271	4,858	13,082	6,190	284	43	25,728
Agricultural mortgages	–	151	61	469	141	–	822
Private placements	1,086	4,466	10,671	11,606	936	964	29,729
Total	$2,357	$9,475	$23,814	$18,265	$1,361	$1,007	$56,279

Credit quality of residential mortgages and loans to Bank clients is assessed at least annually with the loan being performing or non-performing as the key credit quality indicator.

Full or partial write-offs of loans are recorded when management believes that there is no realistic prospect of full recovery. Write-offs, net of recoveries, are deducted from the allowance for credit losses. All impairments are captured in the allowance for credit losses.

The following table presents the carrying value of residential mortgages and loans to Bank clients.

	2017			2016
As at December 31,	Insured	Uninsured	Total	Insured	Uninsured	Total
Residential mortgages
Performing	$7,256	$11,310	$18,566	$7,574	$10,050	$17,624
Non-performing(1)	4	9	13	6	13	19
Loans to Bank clients
Performing	n/a	1,734	1,734	n/a	1,743	1,743
Non-performing(1)	n/a	3	3	n/a	2	2
Total	$7,260	$13,056	$20,316	$7,580	$11,808	$19,388

(1)	Non-performing refers to assets that are 90 days or more past due if uninsured and 365 days or more if insured.

The carrying value of government-insured mortgages was 17% of the total mortgage portfolio as at December 31, 2017 (2016 –19%). The majority of these insured mortgages are residential loans as classified in the table above.

Past due or credit impaired financial assets

The Company provides for credit risk by establishing allowances against the carrying value of impaired loans and recognizing impairment losses on AFS debt securities. In addition, the Company reports as impairment certain declines in the fair value of debt securities designated as FVTPL which it deems represent an impairment.

The following table presents the carrying value of past due but not impaired and impaired financial assets.

	Past due but not impaired
As at December 31, 2017	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$–	$–	$–	$45
AFS	104	2	106	1
Private placements	363	–	363	40
Mortgages and loans to Bank clients	76	16	92	86
Other financial assets	46	26	72	1
Total	$589	$44	$633	$173

	Past due but not impaired
As at December 31, 2016	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$90	$–	$90	$38
AFS	16	9	25	–
Private placements	215	64	279	152
Mortgages and loans to Bank clients	50	20	70	33
Other financial assets	57	54	111	8
Total	$428	$147	$575	$231

The following table summarizes the Company’s loans that are considered impaired.

As at December 31, 2017	Gross carrying value	Allowances for losses	Net carrying value
Private placements	$79	$39	$40
Mortgages and loans to Bank clients	132	46	86
Total	$211	$85	$126

As at December 31, 2016	Gross carrying value	Allowances for losses	Net carrying value
Private placements	$244	$92	$152
Mortgages and loans to Bank clients	59	26	33
Total	$303	$118	$185

Allowance for loan losses

	2017			2016
For the years ended December 31,	Private placements	Mortgages and loans to Bank clients	Total	Private placements	Mortgages and loans to Bank clients	Total
Balance, January 1	$92	$26	$118	$72	$29	$101
Provisions	2	33	35	112	14	126
Recoveries	(12)	(1)	(13)	(62)	(7)	(69)
Write-offs(1)	(43)	(12)	(55)	(30)	(10)	(40)
Balance, December 31	$39	$46	$85	$92	$26	$118

(1)	Includes disposals and impact of changes in foreign exchange rates.

(b) Securities lending, repurchase and reverse repurchase transactions

The Company engages in securities lending to generate fee income. Collateral exceeding the market value of the loaned securities is retained by the Company until the underlying security has been returned to the Company. The market value of the loaned securities is monitored on a daily basis and additional collateral is obtained or refunded as the market value of the underlying loaned securities fluctuates. As at December 31, 2017, the Company had loaned securities (which are included in invested assets) with a market value of $1,563 (2016 – $1,956). The Company holds collateral with a current market value that exceeds the value of securities lent in all cases.

The Company engages in reverse repurchase transactions to generate fee income, to take possession of securities to cover short positions in similar instruments and to meet short-term funding requirements. As at December 31, 2017, the Company had engaged in reverse repurchase transactions of $230 (2016 – $250) which are recorded as short-term receivables. In addition, the Company had engaged in repurchase transactions of $228 as at December 31, 2017 (2016 – $255) which are recorded as payables.

(c) Credit default swaps

The Company replicates exposure to specific issuers by selling credit protection via credit default swaps (“CDSs”) to complement its cash debt securities investing. The Company does not write CDS protection in excess of its government bond holdings. A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

The following table presents details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2017	Notional amount(2)	Fair value	Weighted average maturity (in years)(3)
Single name CDSs(1)
Corporate debt
AAA	$13	$–	1
AA	35	1	2
A	408	10	3
BBB	150	3	2
Total single name CDSs	$606	$14	3
Total CDS protection sold	$606	$14	3

As at December 31, 2016	Notional amount(2)	Fair value	Weighted average maturity (in years)(3)
Single name CDSs(1)
Corporate debt
AAA	$13	$–	2
AA	37	1	3
A	457	13	4
BBB	155	4	3
Total single name CDSs	$662	$18	4
Total CDS protection sold	$662	$18	4

(1)	Rating agency designations are based on S&P where available followed by Moody’s, DBRS, and Fitch. If no rating is available from a rating agency, an internally developed rating is used.
(2)	Notional amounts represent the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.
(3)	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company held no purchased credit protection as at December 31, 2017 and 2016.

(d) Derivatives

The Company’s point-in-time exposure to losses related to credit risk of a derivative counterparty is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in a loss position and the impact of collateral on hand. The Company limits the risk of credit losses from derivative counterparties by: using investment grade counterparties; entering into master netting arrangements which permit the offsetting of contracts in a loss position in the case of a counterparty default; and entering into Credit Support Annex agreements, whereby collateral must be provided when the exposure exceeds a certain threshold. All contracts are held with counterparties rated BBB- or higher. As at December 31, 2017, the percentage of the Company’s derivative exposure with counterparties rated AA- or higher was 20 per cent (2016 – 22 per cent). The Company’s exposure to credit risk was mitigated by $10,138 fair value of collateral held as security as at December 31, 2017 (2016 – $12,781).

As at December 31, 2017, the largest single counterparty exposure, without considering the impact of master netting agreements or the benefit of collateral held, was $2,629 (2016 – $3,891). The net exposure to this counterparty, after considering master netting agreements and the fair value of collateral held, was $nil (2016 – $nil). As at December 31, 2017, the total maximum credit exposure related to derivatives across all counterparties, without considering the impact of master netting agreements and the benefit of collateral held, was $16,204 (2016 – $24,603).

(e) Offsetting financial assets and financial liabilities

Certain derivatives, securities lent and repurchase agreements have conditional offset rights. The Company does not offset these financial instruments in the Consolidated Statements of Financial Position, as the rights of offset are conditional.

In the case of derivatives, collateral is collected from and pledged to counterparties and clearing houses to manage credit risk exposure in accordance with Credit Support Annexes to swap agreements and clearing agreements. Under master netting agreements, the Company has a right of offset in the event of default, insolvency, bankruptcy or other early termination.

In the case of reverse repurchase and repurchase transactions, additional collateral may be collected from or pledged to counterparties to manage credit exposure according to bilateral reverse repurchase or repurchase agreements. In the event of default by a counterparty, the Company is entitled to liquidate the collateral held to offset against the same counterparty’s obligation.

The following table presents the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2017	Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position(1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received)(2)	Net amount including financing trusts(3)	Net amounts excluding financing trusts
Financial assets
Derivative assets	$16,204	$(6,714)	$(9,395)	$95	$95
Securities lending	1,563	–	(1,563)	–	–
Reverse repurchase agreements	230	(46)	(184)	–	–
Total financial assets	$17,997	$(6,760)	$(11,142)	$95	$95
Financial liabilities
Derivative liabilities	$(8,649)	$6,714	$1,718	$(217)	$(30)
Repurchase agreements	(228)	46	182	–	–
Total financial liabilities	$(8,877)	$6,760	$1,900	$(217)	$(30)
		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2016	Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position(1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received)(2)	Net amount including financing trusts(3)	Net amounts excluding financing trusts
Financial assets
Derivative assets	$24,603	$(12,031)	$(12,382)	$190	$189
Securities lending	1,956	–	(1,956)	–	–
Reverse repurchase agreements	250	–	(250)	–	–
Total financial assets	$26,809	$(12,031)	$(14,588)	$190	$189
Financial liabilities
Derivative liabilities	$(15,095)	$12,031	$2,800	$(264)	$(42)
Repurchase agreements	(255)	–	255	–	–
Total financial liabilities	$(15,350)	$12,031	$3,055	$(264)	$(42)

(1)	Financial assets and liabilities include accrued interest of $638 and $827, respectively (2016 – $935 and $944, respectively).
(2)	Financial and cash collateral exclude over-collateralization. As at December 31, 2017, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse purchase agreements and repurchase agreements in the amounts of $743, $382, $79 and $nil, respectively (2016 – $398, $494, $107 and $1, respectively). As at December 31, 2017, collateral pledged (received) does not include collateral-in-transit on OTC instruments or initial margin on exchange traded contracts or cleared contracts.
(3)	Includes derivative contracts entered between the Company and its financing trusts which it does not consolidate. The Company does not exchange collateral on derivative contracts entered with these trusts. Refer to note 17.

Certain of the Company’s credit linked note assets and variable surplus note liabilities have unconditional offset rights. Under netting agreements, the Company has rights of offset including in the event of the Company’s default, insolvency, or bankruptcy. These financial instruments are offset in the Company’s Consolidated Statements of Financial Position.

A credit linked note is a security that allows the issuer to transfer a specific credit risk to the buyer. A surplus note is a subordinated debt obligation that often qualifies as surplus (the U.S. statutory equivalent of equity) by some U.S. state insurance regulators. Interest payments on surplus notes are made after all other contractual payments are made. The following table presents the effect of unconditional netting.

As at December 31, 2017	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments presented in the Consolidated Statements of Financial Position
Credit linked note(1)	$461	$(461)	$–
Variable surplus note	(461)	461	–

(1)	In 2017, the Company entered into a twenty-year financing facility with a third party, agreeing to issue variable surplus notes in exchange for an equal amount of credit linked notes. These notes are held to support John Hancock Life Insurance Company (USA) (“JHUSA”) excess reserves under U.S. National Association of Insurance Commissioners’ Model Regulation XXX. In certain scenarios, the credit linked note will be drawn upon by the Company which will issue fixed surplus notes equal to the draw payment received. The third party has agreed to fund any such payment under the credit-linked notes in return for a fee. As at December 31, 2017, the Company had no fixed surplus notes outstanding.

(f) Risk concentrations

The Company defines enterprise-wide investment portfolio level targets and limits to ensure that portfolios are diversified across asset classes and individual investment risks. The Company monitors actual investment positions and risk exposures for concentration risk and reports its findings to the Executive Risk Committee and the Risk Committee of the Board of Directors.

As at December 31,	2017	2016
Debt securities and private placements rated as investment grade BBB or higher(1)	98%	97%
Government debt securities as a per cent of total debt securities	39%	43%
Government private placements as a per cent of total private placements	10%	10%
Highest exposure to a single non-government debt security and private placement issuer	$1,044	$1,010
Largest single issuer as a per cent of the total equity portfolio	2%	3%
Income producing commercial office properties (2017 – 64% of real estate, 2016 – 65%)	$8,836	$9,200
Largest concentration of mortgages and real estate(2) – Ontario Canada (2017 – 25%, 2016 – 24%)	$14,779	$13,882

(1)	Investment grade debt securities and private placements include 42% rated A, 16% rated AA and 17% rated AAA (2016 – 41%, 14% and 21%) investments based on external ratings where available.
(2)	Mortgages and real estate are diversified geographically and by property type.

The following table presents debt securities and private placements portfolio by sector and industry.

	2017		2016
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$71,888	35	$76,020	38
Utilities	40,568	20	37,561	19
Financial	27,923	13	25,027	13
Energy	16,428	8	15,775	8
Industrial	14,691	7	13,088	6
Consumer (non-cyclical)	14,009	7	12,440	6
Consumer (cyclical)	5,916	3	4,256	2
Securitized	3,577	2	3,514	2
Telecommunications	3,324	2	3,091	2
Basic materials	3,248	2	3,387	2
Technology	2,475	1	2,231	1
Media and internet	1,136	–	1,175	1
Diversified and miscellaneous	949	–	786	–
Total	$206,132	100	$198,351	100

(g) Insurance risk

Insurance risk is the risk of loss due to actual experience for mortality and morbidity claims, policyholder behaviour and expenses emerging differently than assumed when a product was designed and priced. A variety of assumptions are made related to these experience factors, for reinsurance costs, and for sales levels when products are designed and priced, as well as in the determination of policy liabilities. Assumptions for future claims are generally based on both Company and industry experience, and assumptions for future policyholder behaviour and expenses are generally based on Company experience. Such assumptions require significant professional judgment, and actual experience may be materially different than the assumptions made by the Company. Claims may be impacted unexpectedly by changes in the prevalence of diseases or illnesses, medical and technology advances, widespread lifestyle changes, natural disasters, large-scale man-made disasters and acts of terrorism. Policyholder behaviour including premium payment patterns, policy renewals, lapse rates and withdrawal and surrender activity are influenced by many factors including market and general economic conditions, and the availability and relative attractiveness of other products in the marketplace. Some reinsurance rates are not guaranteed and may be changed unexpectedly. Adjustments the Company seeks to make to Non-Guaranteed elements to reflect changing experience factors may be challenged by regulatory or legal action and the Company may be unable to implement them, or may face delays in implementation.

The Company manages insurance risk through global policies, standards and best practices with respect to product design, pricing, underwriting and claim adjudication, and a global underwriting manual. Each business unit establishes underwriting policies and procedures, including criteria for approval of risks and claims adjudication policies and procedures. The current global life retention limit is US$30 for individual policies (US$35 for survivorship life policies) and is shared across businesses. Lower limits are applied in some markets and jurisdictions. The Company aims to further reduce exposure to claims concentrations by applying geographical aggregate retention limits for certain covers. Enterprise-wide, the Company aims to reduce the likelihood of high aggregate claims by operating globally, insuring a wide range of unrelated risk events, and reinsuring some risk.

(h) Concentration risk

The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2017	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$237,434	$(30,225)	$207,209
Asia and Other	70,521	(134)	70,387
Total	$307,955	$(30,359)	$277,596

As at December 31, 2016	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$238,796	$(34,987)	$203,809
Asia and Other	62,322	35	62,357
Total	$301,118	$(34,952)	$266,166

(i) Reinsurance risk

In the normal course of business, the Company limits the amount of loss on any one policy by reinsuring certain levels of risk with other insurers. In addition, the Company accepts reinsurance from other reinsurers. Reinsurance ceded does not discharge the Company’s liability as the primary insurer. Failure of reinsurers to honour their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. To minimize losses from reinsurer insolvency, the Company monitors the concentration of credit risk both geographically and with any one reinsurer. In addition, the Company selects reinsurers with high credit ratings.

As at December 31, 2017, the Company had $30,359 (2016 – $34,952) of reinsurance assets. Of this, 92 per cent (2016 – 92 per cent) were ceded to reinsurers with Standard and Poor’s ratings of A- or above. The Company’s exposure to credit risk was mitigated by $13,855 fair value of collateral held as security as at December 31, 2017 (2016 – $16,600). Net exposure after considering offsetting agreements and the benefit of the fair value of collateral held was $16,504 as at December 31, 2017 (2016 – $18,352).